WARRANT LIABILITY	12 Months Ended
Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrant Liability
NOTE 9 – WARRANT LIABILITY

On December 31, 2012, the Company entered into an Investment Agreement, a Technology and Service Agreement, a Patent and Technology License Agreement and an Asset Purchase Agreement with VFM and on the same date entered into a Technology and Service Agreement with Zaah (collectively with the VFM agreements, the “Agreements”). Contemplated by those Agreements were warrant issuances by the Company for the purchase of Common Stock.

Warrants exercisable for 627,451 shares (53,333,333 shares pre Reverse Stock Split) of Common Stock associated with these Agreements are subject to anti-dilution adjustments outlined in the Agreements. In accordance with FASB ASC 815, the warrants were classified as a liability in the total amount of $2.4 million at December 31, 2012. In addition, the warrants must be valued every reporting period and adjusted to market with the increase or decrease being adjusted through earnings. As of December 31, 2015 and 2014, the fair value of the warrant liability was $1,020,632 and $787,544.

On January 1, 2014, the Company issued warrants to purchase 74,697 shares (6,349,245 pre Reverse Stock Split) of Common Stock as consideration for technology received from VFM under to the Patent and Technology License Agreement dated December 31, 2012. The warrants are exercisable at $0.10 per share. The warrants are subject to anti-dilution adjustments outlined in the Agreement. In accordance with FASB ASC 815, the warrants were classified as a liability with an initial fair value of $444,000, which was immediately expensed as research and development costs. In addition, the warrants must be valued every reporting period and adjusted to market with the increase or decrease being adjusted through earnings. As of December 31, 2015 and 2014, the fair value of the warrant liability was $147,524 and $149,090.

The Company made the payment of warrants to VFM on a good faith basis, based on the assumption that the technology conveyed to the Company would be patentable and licensable. The Company had not reached a conclusion at that time that the technology would be patentable and licensable.

As of June 12, 2015, the Company concluded that the technology received from VFM is patentable and licensable, and that the Company was required to make, on January 1, 2015, an additional payment pursuant to Patent and Technology Agreement in the amount of $4,500,000, to be paid by issuing (i) a number of shares of Common Stock equal to (x) $4,500,000 divided by (y) a price which equals a 10% discount to the market price at the time of issuance and (ii) warrants to purchase an equal number of shares of Common Stock exercisable at a price of $0.10 per share. Based upon the share price of $0.04 per share, this would result in the issuance of approximately an additional 125 million shares of Common Stock and warrants to purchase an additional 125 million shares. The $4,500,000 was accrued at December 31, 2014. The number of warrants to be issued based on a stock price of $0.02 at December 31, 2014 was 250 million warrants. The warrants were valued at $4,892,089 using the Black-Scholes pricing model to calculate the grant-date fair value of the warrants with the following assumptions: no dividend yield, expected volatility of 229.1%, risk free interest rate of 1.65% and expected life of five years.

In conjunction with the Recapitalization Transaction (see Note 6), the Company agreed that an additional $2,000,000 in exclusivity licensing fees was required to be paid and converted the $6,500,000 into shares of Series B Preferred Stock. In addition, the fair value of the associated warrants was $1,867,417 as of June 12, 2015 and was recorded as additional paid in capital on conversion.

The warrants associated with the notes payable (see Note 6) were revalued at June 12, 2015, based on the cashless conversion modification. The total fair value of those warrants was $37,000 and was recorded as additional paid in capital on conversion.